Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Debt

8. Debt

At June 30, 2016 and December 31, 2015, the Company had the following debt outstanding:

(Dollars in thousands)	June 30, 2016	December 31, 2015
Senior secured debt, net	$50,000	$50,000
Prepayment fee	—	2,438
Issuance costs	(228)	(301)
Payment-in-kind (PIK) interest	947	10,956

Total senior secured debt, net	50,719	63,093

Other note payable, net	5,000	4,210
Payment-in-kind (PIK) interest	103	1,804

Total other note payable, net	5,103	6,014

Total debt	$55,822	$69,107

Total debt, long-term	$55,822	$—
Total debt, short-term	$—	$69,107

Presentation

In 2015, the Company did not meet the minimum revenue covenant of $50 million contained in the Senior Secured Debt Agreement. Also, the Company did not meet the capital financing targets and was not able to maintain adequate operating cash and working capital all of which triggered the occurrence of a Material Adverse Change as stipulated within the Senior Secured Debt Agreement. The Company has entered into a series of forbearance agreements as described below, which extended the repayment terms through May 3, 2016. Due to the covenant failures and an associated cross-default covenant in the Other Note Payable that refers to defaults on other debt instruments held by the Company, both debt balances were being presented as short-term debt in the Company’s consolidated balance sheet at December 31, 2015.

Concurrently with the closing of the 2016 Merger on May 3, 2016, the Company restructured its Senior Secured Debt and Other Note Payable, which extended the payment term of respective principal balance of $50 million and $5 million to March 31, 2021 and September 8, 2021, respectively. As such, the Company has classified the principal balances of debt as long-term at June 30, 2016.

During the quarter and six month periods ended June 30, 2016, the Company incurred non-cash interest expense of $2.3 million and $9.0 million, respectively. During the quarter and six month periods ended June 30, 2015, the Company incurred non-cash interest expense of $3.5 million and $8.7 million, respectively.

Senior Secured Debt

On May 23, 2013, the Company entered into the Term Loan of $50 million with Capital Royalty Group (“CRG”), structured as a senior secured loan with a six-year term. The Term Loan is secured by substantially all of their assets, including their material intellectual property. The Term Loan bore interest at 11% per annum and compounds annually. Until the third anniversary of the Term Loan, the Company had the option to pay quarterly interest of 7.5% in cash and 3.5% payment-in-kind, or PIK, interest which is added to the aggregate principal amount of the Term Loan on the last day of each quarter. Thereafter, interest on the Term Loan was payable only in cash. The Term Loan contained a minimum revenue covenant, which was $50.0 million for 2015.

The events of default, described previously, has led the Company to enter into a series of forbearance agreements with CRG. The initial forbearance agreement was entered on May 18, 2015 and has subsequently been amended five times. The forbearance agreements, as amended entered in 2015, contained a number of terms and conditions in exchange for CRG’s agreement to forbear. The forbearance agreement imposed an interest rate at the default interest rate of 15% per annum and a prepayment premium of 4% on the aggregate outstanding balance on the date of the repayment. As of December 31, 2015, the parties deferred the forbearance expiration date again to January 22, 2016. The forbearance agreements entered in 2015 and 2016 were accounted as trouble debt restructuring (“TDR’). There was no gain associated with the TDR, however the modified effective interest rate was applied prospectively.

On January 22, 2016, the Company and CRG amended the forbearance agreement to extend the forbearance period to March 31, 2016. As part of the terms within the forbearance agreement, dated January 29, 2016, the Company issued warrants to CRG exercisable into 16,000,000 shares of private company Series AB Preferred Stock of the private company at $1.25 per share. The warrant had a term of one year. The warrant fair value at the date of issuance was determined to be $4.0 million, using Black Scholes option pricing model (see note 9 below). The warrant was accounted for as a debt discount and amortized through to May 3, 2016, when the Term Loan was restructured.

On March 25, 2016, the Company and CRG amended forbearance agreement to extend the expiration of the forbearance period to April 30, 2016 and included a number of events that could trigger an earlier expiration of the forbearance agreement. This did not result in any restructuring gain or loss and the modified effective interest rate was applied prospectively.

Concurrently with the closing of the 2016 Merger on May 3, 2016, the Company restructured its Senior Secured Debt. CRG converted its outstanding accrued interest and prepayment premium of $16.5 million into 8,609,824 shares of private company Series AB preferred stock and 4,649,859 shares of private company common stock (see Other Note Payable for additional conversions during 2016). The private company Series AB shares were then converted into 2,053,959 of the Company’s common stock upon the 2016 Merger and all private company common shares were canceled upon the 2016 Merger. The principal balance was restated as $50 million with interest rate charged at 11% per annum, which is PIK interest through June 30, 2018 and then both PIK and cash interest thereafter. The restructured Senior Secured Debt Agreement requires quarterly interest payments during the term of the loan, which are set to commence on June 30, 2018. The repayment of principal on amounts borrowed under the Senior Secured Debt is scheduled to be completed on March 31, 2021.

The restructured Senior Secured Debt Agreement contains a financial covenant, which requires the Company to maintain a minimum cash balance of $5.0 million. As of June 30, 2016, we were in compliance with the financial covenant in the restructured Senior Secured Debt agreement, as we held cash and cash equivalents of $20.4 million.

Warrant

In 2014, the Company issued warrants to CRG to purchase 177,347 shares of private company common stock exercisable at $0.013 per share. On February 27, 2015, the Company further issued warrants to purchase 1,802 shares of private company common stock with the same exercise price and terms to those issued in 2014. The Company recorded the loan net of original issuance discount calculated fair value of the issued warrants. On January 29, 2016, the Company issued CRG additional warrants to acquire 16,000,000 private company Series AB shares at exercise price of $1.25, which would have converted to 3,816,960 shares of common stock in the public company. The fair value of the warrant at the date of issuance is determined to be $4,000,000, which the Company recorded as additional debt discount and a derivative liability.

All of the private company common stock and preferred stock warrants issued to CRG were cancelled or exercised during the six months ended June 30, 2016. The forbearance agreements entered into during 2015 and 2016, triggered a TDR and accelerated the timing of repayment of the Term Loan to January 22, 2016 which was extended during 2016 through May 3, 2016. The Company accelerated the amortization of the debt discount associated with the private company common stock warrants through January 22, 2016 and accelerated the amortization of the debt discount associated with the private company Series AB preferred stock warrants through May 3, 2016. As such, all discounts associated with warrants issued in connection with the Senior Secured Debt were fully amortized at June 30, 2016.

Financing costs

The Company recorded the Term Loan net of deferred financing costs paid directly to the creditor (and therefore treated as a discount to the debt) of $500 relating to the lender finance fee of 1%. The discount related to the issuance costs is being amortized over the term of the loan using the effective interest method. The forbearance agreements entered into during 2015 accelerated the timing of repayment of the Term Loan to January 22, 2016. The Company accelerated the amortization of the debt discount to coincide with the forbearance period. The carrying amount of the debt discount relating to the original deferred financing costs was fully amortized at June 30, 2016.

In connection with the restructuring of the Senior Secured Debt on May 3, 2016, the Company incurred costs of $0.2 million which were recorded as a discount to the Senior Secured Debt balance and will be amortized through the term of the loan using the effective interest rate method. At June 30, 2016, $0.2 million of the restructured debt discount remained.

Lenders Put Option

Upon a change in control or certain asset sales, the Capital Royalty Partners loan was to be prepaid in an amount equal to the outstanding principal balance plus accrued and unpaid interest, taking into account a prepayment premium that started at 5% of the balance and decreased to 0% over time. The Company determined that the prepayment feature qualified as an embedded derivative requiring bifurcation from the debt. On May 23, 2014, the derivative was initially valued at $0.6 million and recorded as a long term liability within “derivative liabilities” in the Company’s consolidated balance sheet with a corresponding discount on the Term Loan. Upon default of the Term Loan, the Lenders called for immediate repayment of the Term Loan including a 4% prepayment penalty. As such, the derivative liability associated with the Term Loan prepayment provision was considered to be extinguished and the prepayment penalty in the amount of 2.4 million was accrued at December 31, 2015. The full prepayment penalty accrued at December 31, 2015 as well as the additional prepayment fee accrued during 2016 prior to the restructuring was included in the interest and fees that were converted into private company common shares and Series AB preferred stock upon the restructuring. As such, the full prepayment fee was extinguished on May 3, 2016.

The original issue discount for the prepayment feature was being amortized over the term of the loan using the effective interest method. The forbearance agreements entered into during 2015 and 2016, triggered a TDR and accelerated the timing of repayment of the Term Loan to January 22, 2016 and the remaining original issue discount was fully amortized in the first quarter of 2016.

Other Note Payable

In 2011, the Company issued a $5.0 million senior subordinated note, or the WCAS Note, to WCAS Capital Partners IV, L.P., or WCAS. Amounts due under the WCAS Note originally bore interest at 10% per annum, payable semi-annually. On May 23, 2013, the WCAS Note was amended such that the note bore interest at 12% per annum, and all interest accrues as compounded PIK interest and is added to the aggregate principal amount of the loan semi-annually. The then outstanding principal amount of the note, including accrued PIK interest, is due in full in September 2021. The Company may pay off the WCAS Note at any time without penalty.

Concurrently with the closing of the 2016 Merger on May 3, 2016, the Company restructured its Other Note Payable. WCAS converted its outstanding accrued interest and fees of $2.1 million to 1,660,530 shares of private company Series AB preferred stock, which were then converted into 396,201 shares of common stock of the Company upon the merger. At the time of the debt restructuring, $0.7 million of remaining in debt issuance costs was extinguished and recorded against equity as the lender is also a shareholder of the Company, resulting in a net contribution of $1.4 million to equity (see Senior Secured Debt for additional conversions during 2016). The change in control put option under the Amended WCAS Note was amended on May 3, 2016 to explicitly state that a deemed change in control had not occurred in connection with the reverse merger.

In connection with the restructuring, the principal balance was restated as $5.0 million with 10% per annum payable entirely as payment-in-kind interest and debt maturity date set at September 8, 2021. No interest payments are required during the term of the loan. The principal balance and any interest accrued during the term of the loan are due on the maturity date.

4. DEBT

At December 31, 2014 and 2015, the Company had the following debt outstanding (in thousands):

	December 31,
	2014	2015
Senior secured debt, net	$45,209	$49,699
Prepayment fee	—	2,438
Payment-in-kind (PIK) interest	2,495	10,956

Total senior secured debt, net	47,704	63,093

Other note payable, net	4,095	4,210
Payment-in-kind (PIK) interest	1,046	1,804

Total other note payable, net	5,141	6,014

Total debt	$52,845	$69,107

Total debt, short-term	$52,845	$69,107
Total debt, long-term	$—	$—

Presentation

The Senior Secured Debt contains a minimum revenue covenant for 2014 of $25 million and 2015 of $50 million which the Company did not meet. The Company also did not to meet the capital financing targets and was not able to maintain adequate operating cash and working capital all of which triggered the occurrence of a Material Adverse Change as stipulated within the Senior Secured Debt Agreement. Due to the covenant failures and an associated cross-default covenant in the Other Note Payable that refers to defaults on other debt instruments held by the Company, both debt balances are being presented as short-term debt in the Company’s consolidated balance sheet at December 31, 2014 and 2015. The Company has entered into a series of forbearance agreements as described below, which extended the repayment terms through April 30, 2016.

Senior Secured Debt

On May 23, 2013, the Company entered into a term loan agreement with Capital Royalty Partners (“CRG”) (the “Term Loan” or “Senior Secured Debt”) for a total of up to $100 million in potential borrowings, structured as a senior secured loan with a six year term. The agreement provides for the issuance of notes in three separate tranches. The Term Loan bears interest at 11% per annum and compounds annually. Until the third anniversary of the Term Loan, the Company has the option to pay quarterly interest of 7.5% in cash and 3.5% payment-in-kind, or PIK, interest, which is added to the aggregate principal amount of the loan on the last day of each quarter. The first tranche was for $50 million and was drawn on August 15, 2013. The second and third tranches were for $25 million each and could be drawn after reaching revenue milestones of $6 million and $15 million over the three consecutive months prior to March 31, 2014 and September 30, 2014, respectively. The Company did not meet the revenue thresholds for the second and third tranches.

Absent a change in control (see discussion below), the outstanding principal and accrued PIK interest will be repaid in twelve quarterly installments during the final three years of the term. Additionally, the Term Loan contains a minimum cash balance covenant which requires the Company to maintain a balance of at least $2 million in cash and cash equivalents at all times.

In addition, the Term Loan contains a minimum revenue covenant for 2014 of $25 million which the Company did not meet. The agreement requires the Company to repay the Term Loan principal in an amount that is equal to two times the revenue shortfall, or $23 million, by April 30, 2015 using proceeds from either newly obtained subordinated debt or an equity financing. In conjunction with the 2014 Reorganization (see note 1), the Company and CRG entered into an agreement amending the Term Loan to provide for conditional waivers of the agreement’s financial covenants, including the minimum revenue covenant for 2014, which would be waived and a prior breach cured as well as lowering the 2015 minimum revenue covenant to $20 million if the Company consummates either an initial public offering (“IPO”) with net proceeds to the Company of at least $40 million by March 31, 2015; private financing of $35 million plus greater of zero or $35 million less aggregate proceeds received from Series D financing with an IPO of $40 million before June 30, 2015; or strategic investment by a publicly listed company of at least $20 million before December 2014 with an IPO of $40 million before June 30, 2015.

On April 3, 2015, it was determined that the Company would not be able to meet the abovementioned capital financing targets. As a result, the waiver to the minimum revenue covenant for 2014 and the reduction in the 2015 minimum revenue covenant were overridden and the Company was in default of the Term Loan. CRG called for an immediate repayment of Term Loan with an additional 4% of default interest rate applied to December 31, 2014 outstanding principal and accrued PIK interest, compounding through to the date of repayment. A 4% prepayment premium was also charged on the aggregate outstanding balance on the date of the repayment.

On May 18, 2015, the Company and CRG entered into a forbearance agreement whereby CRG agreed not to take any actions during the Forbearance Period, which expired on September 29, 2015. During this period, an aggregate interest rate of 15% was applied to aggregate outstanding loan amount, compounded quarterly and capitalized as PIK interest. In addition, a 4% prepayment premium will be charged at the date of repayment of the Term Loan.

On September 28, 2015, the Company and CRG amended the forbearance expiration date to October 30, 2015. On November 31, 2015, both parties amended the forbearance expiration date to December 18, 2015 and on December 21, 2015, the parties deferred the forbearance expiration date again to January 22, 2016. The terms on interest rate and prepayment premium remain the same in the subsequent amendments made to the forbearance agreement. The deferral of the loan repayment dates were considered to be a concession granted by the Lenders. As such, the Company has accounted for the forbearance agreements during 2015 as a troubled debt restructuring (TDR). There was no gain associated with the TDR, however the modified effective interest rate was applied prospectively.

On January 29, 2016, both parties entered into the fourth amendment of the forbearance agreement which deferred the expiration date to March 31, 2016. This was followed by the fifth amendment of the forbearance agreement, dated March 25, 2016, that extended the expiration date of the forbearance period to April 30, 2016. The details of this subsequent event are discussed in note 15 below.

Warrant

Prior to 2016 Merger, on May 23, 2013, 3,588,870 warrants for the purchase of the Private Company common stock were issued at an exercise price of $0.013. The warrants issued in conjunction with the drawdown of the Term Loan were deemed to be permanent equity. The Company recorded the loan net of an original issuance discount of $3,267, which was the calculated fair value of the issued warrants. During June 2014, and in connection with the 2014 Reorganization, these warrants were cancelled in conjunction with a pledge by the Company to issue new warrants in the Company’s common stock post 2014 Reorganization (see note 1). On August 5 and December 8, 2014, the Private Company issued Capital Royalty Partners new warrants to purchase 152,821 and 24,526 shares, respectively, of the Private Company common stock exercisable at $0.013 per share. The incremental fair value of the new warrants in relation to the cancelled warrants was $1,729 and was treated as an additional debt discount during 2014. On February 27, 2015, the Company further issued warrants to purchase 1,802 shares of the Private Company common stock with the same exercise price and terms to those issued in 2014. The fair value of the warrants issued during 2015 was $17 and has been treated as an additional debt discount.

Immediately before the 2016 Merger, the all outstanding warrants for shares of the Private Company common stock were cancelled.

The total debt discount associated with the warrants is being amortized over the term of the loan using the effective interest method and was $3,944 and $282 at December 31, 2014 and 2015, respectively. The forbearance agreements entered into during 2015 accelerated the timing of repayment of the Term Loan to January 22, 2016. The Company accelerated the amortization of the debt discount to coincide with the forbearance period which triggered a TDR and as such, $3,662 was amortized in 2015.

Financing costs

The Company recorded the Term Loan net of deferred financing costs paid directly to the creditor (and therefore treated as a discount to the debt) of $500 relating to the lender finance fee of 1%. The discount related to the issuance costs is being amortized over the term of the loan using the effective interest method. The forbearance agreements entered into during 2015 triggered a TDR and accelerated the timing of repayment of the Term Loan to January 22, 2016. The Company accelerated the amortization of the debt discount to coincide with the forbearance period. The carrying amount of the debt discount relating to deferred financing costs was $383 and $28 at December 31, 2014 and 2015, respectively.

Lenders Put Option

Upon a change in control or certain asset sales, the Capital Royalty Partners loan must be prepaid in an amount equal to the outstanding principal balance plus accrued and unpaid interest, taking into account a prepayment premium that starts at 5% of the balance and decreases to 0% over time. The Company determined that the prepayment feature qualified as an embedded derivative requiring bifurcation from the debt. The derivative was initially valued at $607 and recorded as a long term liability within “derivative liabilities” in the Company’s consolidated balance sheet with a corresponding discount on the Term Loan. The fair value of the derivative liability was $387 at December 31, 2014. The change in fair value of $208 for the year ended December 31, 2014, was recorded to other income in the Company’s consolidated statement of operations. Refer to Note 12 for further details on fair value measurements.

As a result of the default of the Term Loan and the subsequent forbearance agreements entered, the Lenders Put Option was extinguished with the accrual of the full prepayment penalty. The change in fair value of $387 for the year ended December 31, 2015, was recorded to other income in the Company’s consolidated statement of operations. The Company is obligated to pay a prepayment premium of 4% of the aggregate outstanding amount of the Term Loan at the agreed repayment date (i.e. at the expiration date of forbearance agreement). At December 31, 2015, the prepayment premium obligation was $2,438 and recognized as part of the Senior Secured Debt balance as at December 31, 2015. The original issue discount for the prepayment feature is being amortized over the term of the loan using the effective interest method. The forbearance agreements entered into during 2015 accelerated the timing of repayment of the Term Loan to January 22, 2016. The Company accelerated the amortization of the debt discount to coincide with the forbearance period. The carrying value of the debt discount related to the prepayment feature was $464 and $35 as of December 31, 2014 and 2015, respectively.

Other Note Payable

In 2011, concurrent with the issuance of Series C Preferred Stock, the Company issued a Senior Subordinated Note Payable to WCAS Capital Partners IV, L.P. in the principal amount of $5.0 million (WCAS Note). The WCAS Note originally bore interest at 10% per annum, which was paid semi-annually, and its principal is due in September 2021. The Company may pay off the WCAS Note at any time without penalty. The Company recorded the WCAS Notes net of an original issue discount of $560, equal to the fair value of the shares of Series C Preferred Stock issued to WCAS concurrent with the financing. The original issue discount on the WCAS Note is being amortized over the term of the loan using the effective interest method and was $437 and $392 as of December 31, 2014 and 2015, respectively.

On May 23, 2013, the WCAS Note was amended such that the note now bears interest at 12% but is accrued solely as compounded PIK interest, added to the aggregate principal amount of the loan semi-annually. The outstanding principal amount and accrued PIK interest is due September 2021.

Lenders Put Option

Upon a change in control, the WCAS Note must be prepaid in an amount equal to the outstanding principal balance plus accrued and unpaid interest. The Company determined that the prepayment feature qualified as an embedded derivative requiring bifurcation from the debt. The derivative was initially valued at $700 and recorded as a long term liability within “derivative liabilities” in the Company’s consolidated balance sheet with a corresponding discount on the WCAS Note. On May 24, 2013, WCAS and CRG entered into a Subordination Agreement to subordinate in right and time of payment of WCAS Note to payment in full of the Senior Secured Debt and prohibit WCAS from obtaining any security interests in the Collateral to secure WCAS Note. The fair value of the derivative liability was $56 and $0 as of December 31, 2014 and 2015, respectively. The change in fair value of $594 and $56 for the years ended December 31, 2014 and 2015, respectively, was recorded to “change in fair value of prepayment features” in the Company’s consolidated statement of operations. Refer to Note 12 for further details on fair value measurements. The original issue discount for the prepayment feature is being amortized over the term of the loan using the effective interest method and was $468 and $302 as of December 31, 2014 and 2015, respectively.